Report of Business Segments	12 Months Ended
Dec. 31, 2017
Segment Reporting Information [Line Items]
Report of Business Segments
Report of Business Segments

The Company reports its operations in two business segments: (i) the electric utility segment, which is engaged in the generation, transmission, distribution and sale of electric energy and (ii) natural gas midstream operations segment. Other Operations primarily includes the operations of the holding company.

Intersegment revenues are recorded at prices comparable to those of unaffiliated customers and are affected by regulatory considerations.

The following tables summarize the results of the Company's business segments for the years ended December 31, 2017, 2016 and 2015.

2017	Electric Utility	Natural Gas Midstream Operations	Other Operations	Eliminations	Total
(In millions)
Operating revenues	$2,261.1	$—	$—	$—	$2,261.1
Cost of sales	897.6	—	—	—	897.6
Other operation and maintenance	470.7	(0.3)	(10.8)	—	459.6
Depreciation and amortization	280.9	—	2.6	—	283.5
Taxes other than income	84.8	1.0	3.6	—	89.4
Operating income (loss)	527.1	(0.7)	4.6	—	531.0
Equity in earnings of unconsolidated affiliates	—	131.2	—	—	131.2
Other income (expense)	58.6	(0.5)	(5.9)	(0.9)	51.3
Interest expense	138.4	—	6.3	(0.9)	143.8
Income tax expense (benefit) (A)	141.8	(195.2)	4.1	—	(49.3)
Net income (loss)	$305.5	$325.2	$(11.7)	$—	$619.0
Investment in unconsolidated affiliates	$—	$1,151.9	$8.5	$—	$1,160.4
Total assets	$9,255.6	$1,155.3	$109.1	$(107.3)	$10,412.7
Capital expenditures	$824.1	$—	$—	$—	$824.1

(A) The Company recorded an income tax benefit of $245.2 million and income tax expense of $10.5 million during the fourth quarter of 2017 due to the Company remeasuring deferred taxes related to the natural gas midstream operations and other operations segments, respectively, as a result of the 2017 Tax Act. See Note 7 for further discussion of the effects of the 2017 Tax Act.

2016	Electric Utility	Natural Gas Midstream Operations	Other Operations	Eliminations	Total
(In millions)
Operating revenues	$2,259.2	$—	$—	$—	$2,259.2
Cost of sales	880.1	—	—	—	880.1
Other operation and maintenance	469.0	(0.2)	(12.9)	—	455.9
Depreciation and amortization	316.4	—	6.2	—	322.6
Taxes other than income	84.0	—	3.6	—	87.6
Operating income (loss)	509.7	0.2	3.1	—	513.0
Equity in earnings of unconsolidated affiliates	—	101.8	—	—	101.8
Other income (expense)	26.9	(7.8)	(5.3)	(0.2)	13.6
Interest expense	138.1	—	4.2	(0.2)	142.1
Income tax expense (benefit)	114.4	40.5	(6.8)	—	148.1
Net income	$284.1	$53.7	$0.4	$—	$338.2
Investment in unconsolidated affiliates	$—	$1,158.6	$—	$—	$1,158.6
Total assets	$8,669.4	$1,521.6	$89.0	$(340.4)	$9,939.6
Capital expenditures	$660.1	$—	$—	$—	$660.1

2015	Electric Utility	Natural Gas Midstream Operations	Other Operations	Eliminations	Total
(In millions)
Operating revenues	$2,196.9	$—	$—	$—	$2,196.9
Cost of sales	865.0	—	—	—	865.0
Other operation and maintenance	428.5	2.5	(4.3)	—	426.7
Depreciation and amortization	299.9	—	8.0	—	307.9
Taxes other than income	87.1	—	4.1	—	91.2
Operating income (loss)	516.4	(2.5)	(7.8)	—	506.1
Equity in earnings of unconsolidated affiliates (A)	—	15.5	—	—	15.5
Other income (expense)	4.0	(4.6)	(3.0)	(0.3)	(3.9)
Interest expense	146.7	—	2.6	(0.3)	149.0
Income tax expense (benefit)	104.8	(1.0)	(6.4)	—	97.4
Net income (loss)	$268.9	$9.4	$(7.0)	$—	$271.3
Investment in unconsolidated affiliates	$—	$1,194.4	$—	$—	$1,194.4
Total assets	$8,525.5	$1,439.5	$174.6	$(559.0)	$9,580.6
Capital expenditures	$551.6	$—	$(3.8)	$—	$547.8

(A)
The Company recorded a $108.4 million pre-tax charge during the third quarter of 2015 for its share of Enable's goodwill impairment, as adjusted for the basis difference. See Note 3 for further discussion of the goodwill impairment.